SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value-added-tax ("VAT") (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Value-added-tax ("VAT")
VAT recoverable	¥ 229,090	¥ 155,620
VAT recoverable	2,218,944	1,445,521
Current assets
Value-added-tax ("VAT")
VAT recoverable	229,090	155,620
Noncurrent assets
Value-added-tax ("VAT")
VAT recoverable	2,218,944	1,445,521
Accrued expenses and other payables
Value-added-tax ("VAT")
VAT payables	¥ 19,251	¥ 6,838